Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (47,183)	$ (37,614)	$ (38,488)	$ (8,653)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	159	71	98	1,074
Equity-based compensation	1,002	8	131	920
Amortization of consulting fees	2,954
Change in fair value of convertible debentures	28,180	24,890	21,703
Change in fair value of warrants	(1,349)
Change in fair value of forward purchase agreement derivative	1,284
Conversion of accrued interest	593
Contributions in the form of rent payments	225	410	547	539
Amortization of right-of-use assets	20			191
Accretion of operating lease liabilities	(20)			(172)
Recognition of prepaid offering costs upon election of fair value option	107
Accretion of interest earned on investment in convertible promissory note		(26)	(32)	(19)
Gain on termination of lease				(21)
Investment impairment			400
Other		13	14
Changes in operating assets and liabilities:
Other assets			(2,488)	(244)
Supplies	(1,762)	(296)	(295)
Prepaid expenses, consulting fees, and other current assets	(1,002)	55	111	(256)
Cloud computing arrangements	(1,941)	(1,701)
Reinsurance recoverables	709	88	305
Accounts payable	(489)	2,247	3,090	(37)
Accrued and other liabilities	761	197	154	(360)
Policy reserves	(709)	(88)	(305)
Net cash used in operating activities	(18,461)	(11,746)	(15,055)	(7,038)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(108)	(73)	(118)	(20)
Asset acquisition, net of cash acquired		(63)	(63)
Development of internal use software	(1,622)	(9)	(124)
Acquisition of convertible promissory note		(50)	(50)	(300)
Net cash used in investing activities	(1,730)	(195)	(355)	(420)
Acquisition of equity securities				(100)
CASH FLOWS FROM FINANCING ACTIVITIES:
Offering costs related to issuance of convertible debentures			(107)	(25)
Proceeds from issuance of related party convertible debentures		3,250	3,250
Proceeds from issuance of convertible debentures	28,000	7,250	7,250
Warrant repurchase	(507)
Senior PIK Notes proceeds	3,458
Reverse recapitalization proceeds	23,226
Forward purchase agreement escrow	(29,135)
Forward purchase agreement proceeds	484
Deferred offering costs	(577)
Related party promissory note	(1,160)
Proceeds received from stockholder subscription receivable		3,750	3,750	14,167
Net cash provided by financing activities	23,789	14,250	14,143	14,142
Net increase in cash and cash equivalents	3,598	2,309	(1,267)	6,684
Cash and cash equivalents at beginning of period	6,856	8,123	8,123	1,439
Cash and cash equivalents at end of period	10,454	10,432	6,856	8,123
NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of phantom equity to stock options		54	54
Issuance of warrants			1
Conversion of debt	88,382
Conversion of preferred stock	21,854
Cantor Commitment Fee	1,600
Capitalized equity-based compensation - internal use software and cloud computing arrangements	44		(71)
Accrued internal use software	$ 239
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest, net of amounts capitalized			$ 1,131